Trade and other receivables (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Ifrs Statement [Line Items]
Trade receivables	$ 45,201	$ 41,675	$ 30,720
Deposits and prepayments	2,325	2,460	2,045
Other receivables	1,099	952	209
Total	$ 48,625	$ 45,087	32,974
As previously reported
Ifrs Statement [Line Items]
Trade receivables			30,909
Deposits and prepayments			2,045
Other receivables			209
Total			$ 33,163